CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Allowance for accounts receivable (in dollars)	$ 139		$ 137
Common stock, par value (in euro per share)		€ 0.122		€ 0.122
Common stock, shares authorized	33,931,990	33,931,990	33,931,990	33,931,990
Common stock, shares issued	25,415,400	25,415,400	24,962,250	24,962,250
Common stock, shares outstanding	25,415,400	25,415,400	24,962,250	24,962,250